Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
At December 31, 2024 and 2023, the Company had the following cash and cash equivalents:

	As at December 31,
	2024	2023
Cash	$26,266	$20,100
Demand deposits	507	577
Total cash and cash equivalents	$26,773	$20,677